UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2011

Check here if Amendment            [  ];  Amendment Number:
                                                             ----------

This Amendment (Check only one):   [  ]   is a restatement.
                                   [  ]   adds new entries.

Institutional Investment Manager Filing this Report:

Name:        RA Capital Management, LLC
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Address:     20 Park Plaza, Suite 1200
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             Boston, MA 02116
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Form 13F File Number:       28-12884
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Peter Kolchinsky
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Title:       Manager
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Phone:       (617) 778-2500
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Signature, Place, and Date of Signing

/s/ Peter Kolchinsky                     Boston, MA           November 14, 2011
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           [Signature]                 [City, State]               [Date]

Report Type (Check only one):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
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Form 13F Information Tabel Entry Total:         28
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Form 13F Information Table Value Total:         114,169
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                                                (thousands)


List of Other Included Managers:      NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4   COLUMN 5            COLUMN 6   COLUMN 7          COLUMN 8
          --------             --------      --------    --------   --------            --------   --------          --------

                                                          VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS     SOLE / SHARED / NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC        COM       004225 10 8   5,692    5,269,999 SH           SOLE        N/A   5,269,999
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ALEXZA PHARMACEUTICALS INC        COM       015384 10 0   4,218    3,905,653 SH           SOLE        N/A   3,905,653
------------------------------------------------------------------------------------------------------------------------------------
ANACOR PHARMACEUTICALS INC        COM       032420 10 1   2,634     462,100  SH           SOLE        N/A     462,100
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ANTHERA PHARMACEUTICALS INC       COM       03674U 10 2   1,759     368,807  SH           SOLE        N/A     368,807
------------------------------------------------------------------------------------------------------------------------------------
ARTHROCARE CORP                   COM       043136 10 0   7,329     254,749  SH           SOLE        N/A     254,749
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CARDIONET INC                     COM       14159L 10 3   4,007    1,335,582 SH           SOLE        N/A   1,335,582
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA LABS INC                 COM       197779 10 1   8,145    4,177,159 SH           SOLE        N/A   4,177,159
------------------------------------------------------------------------------------------------------------------------------------
DERMA SCIENCES INC            COM PAR $.01  249827 50 2   6,202     796,212  SH           SOLE        N/A     796,212
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DISCOVERY LABORATORIES INC N    COM NEW     254668 40 3    256      130,497  SH           SOLE        N/A     130,497
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ENDOCYTE INC                      COM       29269A 10 2   4,170     393,354  SH           SOLE        N/A     393,354
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ENZO BIOCHEM INC                  COM       294100 10 2   3,556    1,383,830 SH           SOLE        N/A   1,383,830
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FURIEX PHARMACEUTICALS INC        COM       36106P 10 1   2,079     146,101  SH           SOLE        N/A     146,101
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GENTIUM S P A                SPONSORED ADR  37250B 10 4   3,727     611,023  SH           SOLE        N/A     611,023
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INHIBITEX INC                     COM       45719T 10 3   4,835    1,965,405 SH           SOLE        N/A   1,965,405
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ONCOGENEX PHARMACEUTICALS IN      COM       68230A 10 6   7,550     770,431  SH           SOLE        N/A     770,431
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PHARMASSET INC                    COM       71715N 10 6   5,733     69,600   SH           SOLE        N/A      69,600
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RAPTOR PHARMACEUTICAL CORP        COM       75382F 10 6   4,059     900,000  SH           SOLE        N/A     900,000
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SEQUENOM INC                    COM NEW     817337 40 5  13,449    2,637,067 SH           SOLE        N/A   2,637,067
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SUNESIS PHARMACEUTICALS INC     COM NEW     867328 60 1    510      414,793  SH           SOLE        N/A     414,793
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SYNTA PHARMACEUTICALS CORP        COM       87162T 20 6   1,512     465,284  SH           SOLE        N/A     465,284
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TARGACEPT INC                     COM       87611R 30 6   1,410     93,987   SH           SOLE        N/A      93,987
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TARGACEPT INC                     COM       87611R 30 6    305      20,300   SH  CALL     SOLE        N/A
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TEARLAB CORP                      COM       878193 10 1   1,245    1,383,700 SH           SOLE        N/A   1,383,700
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TENGION INC                       COM       88034G 10 9    572     1,060,070 SH           SOLE        N/A   1,060,070
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TRIMERIS INC                      COM       896263 10 0   3,929    1,559,106 SH           SOLE        N/A   1,559,106
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UROPLASTY INC                   COM NEW     917277 20 4   1,799     371,014  SH           SOLE        N/A     371,014
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VANDA PHARMACEUTICALS INC         COM       921659 10 8   7,115    1,437,320 SH           SOLE        N/A   1,437,320
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VENTRUS BIOSCIENCES INC           COM       922822 10 1   6,370     705,450  SH           SOLE        N/A     705,450
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